Issued Capital and Reserves (Details) - USD ($)				12 Months Ended
	Apr. 01, 2024	Nov. 29, 2023	Oct. 10, 2023	Dec. 31, 2024	Dec. 16, 2024	May 02, 2024	Dec. 31, 2023	Nov. 20, 2023	Nov. 10, 2023	Oct. 25, 2023	Mar. 07, 2022	Feb. 18, 2022	Feb. 08, 2022	Feb. 03, 2022
Issued Capital and Reserves [Line Items]
Shares issued				236,687
Share outstanding				66,864,696			29,709,641
Warrants shares				10,947,800
Exercise price per share issued (in Dollars per share)				$ 12
Exercise price per share outstanding (in Dollars per share)				$ 12
Private warrants				575,000
Interest rates					11.00%
Share capital (in Dollars)	$ 3,698			$ 6,686			$ 2,971
Share premium (in Dollars)	$ 136,496,285			$ 262,286,166			$ 125,606,786
Ownership interest	55.25%			55.25%
Class B Preferred Shares [Member]
Issued Capital and Reserves [Line Items]
Shares issued														96,483
MEVP [Member]
Issued Capital and Reserves [Line Items]
Funds amount (in Dollars)														$ 650,000
Equity interest rate														9.00%
Alkonost Investment Ltd. [Member]
Issued Capital and Reserves [Line Items]
Shares issued														693,332
Funds amount (in Dollars)														$ 5,000,000
MBC FZ LLC [Member]
Issued Capital and Reserves [Line Items]
Shares issued			950,000
Payment of marketing (in Dollars)			$ 2,850,000
Employee [Member]
Issued Capital and Reserves [Line Items]
Shares issued						169,548		555,487	555,487
Saudi Research Media Group [Member]
Issued Capital and Reserves [Line Items]
Shares issued		2,055,000
Converting loan (in Dollars)		$ 5,000,000
Interest earned (in Dollars)		$ 137,000
Interest rates		11.00%
Anghami Inc. [Member]
Issued Capital and Reserves [Line Items]
Shares issued				1,100,571
Reverse Recapitalization [Member]
Issued Capital and Reserves [Line Items]
Shares issued				7,768,964
Ordinary Shares [Member]
Issued Capital and Reserves [Line Items]
Shares issued				197.3057
Share outstanding				66,864,696			29,709,641
Exercise price per share issued (in Dollars per share)				$ 11.5
Exercise price per share outstanding (in Dollars per share)				$ 11.5
Ordinary Shares [Member] | Board of Directors [Member]
Issued Capital and Reserves [Line Items]
Shares issued										143,500
Ordinary Shares [Member] | Anghami Inc. [Member]
Issued Capital and Reserves [Line Items]
Shares issued	36,985,507			5,070,164
Class B Preferred Shares [Member] | Alkonost Investment Ltd. [Member]
Issued Capital and Reserves [Line Items]
Equity interest rate														12.00%
Warrants [member]
Issued Capital and Reserves [Line Items]
Shares issued											24,393	58,448	153,846
Warrants [member] | Ordinary Shares [Member]
Issued Capital and Reserves [Line Items]
Shares issued				25,768,967
Share outstanding				25,768,967
Warrants shares				500,000